COMMON STOCK	12 Months Ended
Feb. 28, 2013
COMMON STOCK [Text Block]	NOTE 7 – COMMON STOCK Share Issuances:

During the year ended February 28, 2013, the Company issued the following shares:

(a)	During the year ended February 28, 2013, 9,602,701 warrants were exercised at CDN$0.10 per share for proceeds of $962,613.

(b)	The Company issued 2,400,000 shares pursuant to mineral property option agreements at fair values ranging from CDN$0.19 to CDN$0.23 per share for a total fair value of $485,822. (Note 4).

(c)

On February 19, 2013 the Company issued 2,224,999 units through a non-brokered private placement at a price of CDN$0.18 per unit for total proceeds of $402,632. Each unit consists of one common share and one-half of one common share purchase warrant with one share purchase warrant exercisable at a price of CDN$0.25 per share for five years. $216,796 of the proceeds were allocated to the warrants and recorded as a derivative liability which was determined using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 147%; Risk-free interest rate – 1.42%; Expected life – 5 years. Share issuance costs of $13,188 were incurred in connection with this transaction, being $11,598 cash and 9,527 warrants with the same terms as the unit warrants which were valued at $1,590.

During the year ended February 29, 2012, the Company issued the following shares:

(a)

On January 16, 2012, the Company completed a non-brokered private placement of 41,666,425 units at a price of CDN$0.18 per unit for gross proceeds of $7,537,877. Each unit consists of one common share and one-half of one common share purchase warrant. Each whole warrant is exercisable at a price of CDN$0.20 per warrant for one year. $3,668,077 of the proceeds were allocated to the warrants and recorded as a derivative liability which was determined using the Black-Scholes Option Pricing Model with the following assumptions: Expected dividend yield – 0 ; Expected stock price volatility – 128%; Risk-free interest rate – 0.94%; Expected life – 1 year. Share issuance costs of $100,036 were incurred in connection with this transaction, being $67,336 cash and 194,428 warrants with the same terms as the unit warrants which were valued at $32,700.

(b)	During the year ended February 29, 2012, 2,928,750 options were exercised at prices ranging from CDN$0.10 to CDN$0.32 per share for proceeds of $538,365.

(c)	During the year ended February 29, 2012, 2,275,000 warrants were exercised at prices ranging from CDN$0.10 to CDN$0.35 per share for proceeds of $319,105.

(d)	The Company issued 1,000,000 common shares pursuant to a mineral property acquisition option agreement at a fair value of $0.67 per share for a total fair value of $669,384 (Note 4).

Stock options

The Company has adopted an incentive stock option plan, which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the TSX-V requirements, grant to directors, officers, employees and technical consultants to the Company, non-transferable stock options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 20% of the Company’s issued and outstanding common shares. Such options will be exercisable for a period of up to 10 years from the date of grant. In connection with the foregoing, the number of common shares reserved for issuance to any one optionee will not exceed five percent ( 5%) of the issued and outstanding common shares and the number of common shares reserved for issuance to all technical consultants will not exceed two percent ( 2%) of the issued and outstanding common shares. Options may be exercised no later than 90 days following cessation of the optionee’s position with the Company or 30 days following cessation of an optionee conducting investor relations activities’ position.

The changes in options during the year ended February 28, 2013 and the year ended February 29, 2012 are as follows:

	Year ended		Year ended
	February 28, 2013		February 29, 2012
		Weighted		Weighted
		average		average
		exercise		exercise
	Number of	price	Number of	price
	options	(CDN$)	options	(CDN$)

Options outstanding, beginning of year	16,811,892	$0.32	10,886,00 0	$0.75
Options granted	1,468,000	0.21	9,004,642	0.40

Options exercised	-	-	(2,928,750)	0.18
Options cancelled	-	-	(150,000)	1.20

Options outstanding, end of year	18,279,892	$0.31	16,811,892	$0.32

Options exercisable, end of year	18,279,892	$0.31	16,474,392	$0.31

At February 28, 2013 the following stock options were outstanding:

Number of	Exercise price
Options	CDN$	Expiry date
150,000	0.10	October 25, 2015
348,750	0.10	November 16, 2015
1,531,500	0.32	January 10, 2016
5,777,000	0.20	February 11, 2016
1,321,500	0.20	March 03, 2016
1,826,000	0.59	June 21, 2016
1,690,500	0.42	September 12, 2016
4,166,642	0.38	January 20, 2017
1,468,000	0.21	February 19, 2018
18,279,892

The weighted average remaining contractual life of the outstanding stock options is 3.41 years.

2013 Stock Option Grants

On February 20, 2013, the Company granted 1,468,000 incentive stock options to consultants at a price of CDN$0.21 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 147%; Risk-free interest rate – 1.42%; Expected life of options – 5 years. The fair value was determined to be $289,258 which was charged to stock based compensation expense and recorded in the additional paid-in capital during fiscal 2013.

2012 Stock Option Grants
On March 4, 2011, the Company granted 871,500 incentive stock options to directors, employees and consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 125%; Risk-free interest rate – 2.72%; Expected life of options – 5 years. The fair value was determined to be $641,926 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On March 4, 2011, the Company granted 450,000 incentive stock options to investor relation consultants at a price of CDN$0.20 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 128%-143%; Risk-free interest rate – 1.17% - 2.2%; Expected life of options – 5 years. The fair value was determined to be $160,816 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On June 22, 2011, the Company granted 1,776,000 incentive stock options to directors, employees and consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 121%; Risk-free interest rate – 2.22%; Expected life of options – 5 years. The fair value was determined to be $898,205 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On June 22, 2011, the Company granted 50,000 incentive stock options to investor relation consultants at a price of CDN$0.59 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 127%-134%; Risk-free interest rate – 1.2% - 1.26%; Expected life of options – 5 years. The fair value was determined to be $10,786 and $2,696 was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2013 ($8,090 in fiscal 2012).

On September 13, 2011, the Company granted 1,690,500 incentive stock options to directors, employees and consultants at a price of CDN$0.42 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 129%; Risk-free interest rate – 1.46%; Expected life of options – 5 years. The fair value was determined to be $665,024 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On January 12, 2012, the Company granted 3,966,642 incentive stock options to directors, employees and consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 129%; Risk-free interest rate – 1.48%; Expected life of options – 5 years. The fair value was determined to be $1,222,663 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

On January 12, 2012, the Company granted 200,000 incentive stock options to investor relation consultants at a price of CDN$0.38 for a 5 year term. The following assumptions were used in the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 131%; Risk-free interest rate – 1.77% - 1.93%; Expected life of options – 5 years. The fair value was determined to be $35,907 was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2013.

On January 18, 2012, the Company re-priced the exercise prices of 5,777,000 incentive stock options from $1.20 to $0.20 per share and 1,321,500 incentive stock options from $0.83 to $0.20 per share. The following assumptions were used for the Black-Scholes Option Pricing Model valuation of these stock options granted: Expected dividend yield – 0%; Expected stock price volatility – 131%; Risk-free interest rate – 1.21%; Expected life of options – 5 years. The incremental fair value was determined to be $467,201 and was charged to stock based compensation expense and recorded in the additional paid-in capital in fiscal 2012.

Share purchase warrants

The following table summarizes the continuity of the Company’s share purchase warrants:

Number of warrants
Balance, February 28, 2011	32,047,701
Issued with private placements	21,027,632
Exercised	(2,275,000)
Balance, February 29, 2012	50,800,333
Issued with private placements	27,751,608
Exercised	(9,602,701)
Expired	(20,364,428)
Balance, February 28, 2013	48,584,812

At February 28, 2013 the following share purchase warrants were outstanding:

Number of	Exercise price	Expiry date
warrants	CDN$ USD$
20,833,204	0.20	January 16, 2014
1,122,026	0.25	February 19, 2018
26,629,582	0.19	February 19, 2014
48,584,812